Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants
Schedule of Fair Value of Warrants

The following table summarizes the assumptions used to estimate the fair value of the 172,000 warrants granted during 2018 as of re-measurement dates:

2018
Expected Volatility	40%
Risk Free Interest Rate	2.84%
Expected life of warrants	3.0

Schedule of Warrant Activity

The following Table represents warrant activity for the period ending December 31, 2018 and 2017:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2017	0	$-
Exercisable - December 31,2017	0	$-		$-
Granted	353,250	$2.40
Forfeited or Expired	0
Outstanding - December 31, 2018	353,250	$2.40	2.85
Exercisable - December 31, 2018	353,250	$2.40	2.85	$-